UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06107

John Hancock Patriot Select Dividend Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end: 	June 30

Date of reporting period: 	March 31, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Select Dividend Trust

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

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
John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 36.01%                                                                                                 $77,529,451
(Cost $78,208,582)

Electric Utilities 23.71%                                                                                             51,046,820
Alliant Energy Corp.                                                                                     158,000       4,231,240
Ameren Corp.                                                                                              85,400       4,185,454
CH Energy Group, Inc.                                                                                    141,550       6,468,835
Cinergy Corp.                                                                                             16,000         648,320
Consolidated Edison, Inc.                                                                                 45,000       1,898,100
DTE Energy Co.                                                                                           155,900       7,090,332
Great Plains Energy, Inc.                                                                                 35,750       1,093,235
NSTAR                                                                                                     94,000       5,104,200
OGE Energy Corp.                                                                                          96,092       2,589,679
Progress Energy, Inc.                                                                                     64,000       2,684,800
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)                                               20,000           2,400
Puget Energy, Inc.                                                                                       170,500       3,757,820
Sierra Pacific Resources (I)                                                                             271,500       2,918,625
TECO Energy, Inc.                                                                                        176,750       2,771,440
WPS Resources Corp.                                                                                       51,000       2,698,920
Xcel Energy, Inc.                                                                                        169,000       2,903,420

Gas Utilities 5.84%                                                                                                   12,579,721
KeySpan Corp.                                                                                            161,850       6,307,294
National Fuel Gas Co.                                                                                     52,150       1,490,969
NiSource, Inc.                                                                                            97,850       2,230,002
Peoples Energy Corp.                                                                                      41,800       1,752,256
Vectren Corp.                                                                                             30,000         799,200

Integrated Telecommunication Services 0.61%                                                                            1,302,950
SBC Communications, Inc.                                                                                  55,000       1,302,950

Multi-Utilities & Unregulated Power 5.85%                                                                             12,599,960
Dominion Resources, Inc.                                                                                  46,000       3,423,780
Duke Energy Corp.                                                                                         70,000       1,960,700
Energy East Corp.                                                                                        242,000       6,345,240
Public Service Enterprise Group, Inc.                                                                     16,000         870,240

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 60.88%                                                                                             $131,071,415
(Cost $129,260,146)

Agricultural Products 1.52%                                                                                            3,281,252
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            40,000       3,281,252

Broadcasting & Cable TV 0.29%                                                                                            628,250
Shaw Communications, Inc., 8.50% (Canada)                                                  B+             25,000         628,250

Consumer Finance 2.34%                                                                                                 5,037,000
SLM Corp., 6.97%, Ser A                                                                    BBB+           92,000       5,037,000

Diversified Banks 2.56%                                                                                                5,509,350
Bank of America Corp., 6.75%, Depositary Shares, Ser VI                                    A              99,000       5,509,350

Diversified Financial Services 3.28%                                                                                   7,069,700
Citigroup, Inc., 6.213%, Depositary Shares, Ser G                                          A              44,000       2,288,000
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                          A              92,400       4,781,700

Electric Utilities 15.13%                                                                                             32,573,471
Alabama Power Co., 5.20%                                                                   BBB+          225,000       5,575,500
Boston Edison Co., 4.25%                                                                   BBB+           64,157       5,296,962
Duquesne Light Co., 6.50%                                                                  BB+            34,000       1,833,620
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-           32,000       1,088,000
Monongahela Power Co., $7.73, Ser L                                                        B-             50,000       4,975,000
Northern Indiana Public Service Co., 4.22%                                                 BB+            11,526         874,176
PSI Energy, Inc., 6.875%                                                                   BBB-           48,000       4,922,400
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+          205,600       5,140,000
Virginia Electric & Power Co., $6.98                                                       BBB-           10,500       1,092,656
Virginia Electric & Power Co., $7.05                                                       BBB-           10,000       1,041,250
Wisconsin Public Service Corp., 6.76%                                                      A               7,000         733,907

Gas Utilities 6.92%                                                                                                   14,889,607
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          183,500       9,272,494
Southern Union Co., 7.55%                                                                  BB+           210,300       5,617,113

Integrated Oil & Gas 0.90%                                                                                             1,931,661
Coastal Finance I, 8.375%                                                                  CCC-           78,300       1,931,661

Integrated Telecommunication Services 0.20%                                                                              426,875
Telephone & Data Systems, Inc., 6.625%                                                     A-             15,000         376,875
Touch America Holdings, Inc., $6.875 (H)                                                   D              50,000          50,000

Investment Banking & Brokerage 7.10%                                                                                  15,287,320
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                             BBB           141,400       7,147,770
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E                             BBB            23,000       1,186,800
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                            BBB+          125,600       6,280,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+           13,000         672,750

Multi-Utilities & Unregulated Power 10.50%                                                                            22,615,717
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           40,000       4,168,752
BGE Capital Trust II, 6.20%                                                                BBB-          190,000       4,873,500
Energy East Capital Trust I, 8.25%                                                         BBB-          147,000       3,851,400
PSEG Funding Trust II, 8.75%                                                               BB+            30,000         822,600
Public Service Electric & Gas Co., 6.92%                                                   BB+            30,627       3,179,465
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           55,000       5,720,000

Oil & Gas Exploration & Production 7.53%                                                                              16,206,292
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                  BBB-           48,200       4,711,550
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            48,174       4,958,911
Devon Energy Corp., 6.49%, Ser A                                                           BB+            53,500       5,562,331
Nexen, Inc., 7.35% (Canada)                                                                BB+            37,500         973,500

Regional Banks 2.61%                                                                                                   5,614,920
HSBC USA, Inc., $2.8575                                                                    A2            108,000       5,614,920

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 3.11%                                                                                          $6,688,000
(Cost $6,688,000)

Commercial Paper 3.11%                                                                                                 6,688,000
ChevronTexaco Corp., Due 4-1-05                                                            2.700           6,688       6,688,000

Total investments 100.00%                                                                                           $215,288,866


John Hancock

Patriot Select Dividend Trust

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,281,252 or 1.52% of the Fund's total investments as of March 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $214,156,728. Gross unrealized appreciation and depreciation of investments aggregated $12,721,044 and $11,588,906, respectively, resulting in net unrealized appreciation of $1,132,138.


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent for
Common Shareholders
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for AMPS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: DIV

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
How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Patriot Select Dividend Trust.

P30Q3     3/05
          5/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    May 25, 2005